Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares, Issued	20,693,521	14,852,023	104,021,836
Common Stock, Shares, Outstanding	20,693,521	14,852,023	104,021,836
Treasury Stock, Shares	0	0	3,699,999
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	1,500	1,500	1,500
Preferred Stock, Shares Issued	0	1,391	0
Preferred Stock, Shares Outstanding	0	1,391	0